SCHEDULE OF TOTAL OPERATING REVENUE (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Revenue			$ 1,600,000
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer E [Member]
Product Information [Line Items]
Revenue	$ 231,729	$ 1,800,000
Concentration Risk, Percentage	14.10%	14.10%	11.60%
Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Revenue	$ 180,234	$ 1,400,000	$ 1,400,000
Concentration Risk, Percentage	11.00%	11.00%	10.20%
Revenue Benchmark [Member] | Customer C [Member]
Product Information [Line Items]
Revenue	$ 418,399	$ 3,250,000
Concentration Risk, Percentage	25.40%	25.40%
Revenue Benchmark [Member] | Customer D [Member]
Product Information [Line Items]
Revenue	$ 263,913	$ 2,050,000
Concentration Risk, Percentage	16.00%	16.00%
Revenue Benchmark [Member] | Customer F [Member]
Product Information [Line Items]
Revenue			$ 3,900,000	$ 1,600,000
Concentration Risk, Percentage			28.30%	14.30%
Revenue Benchmark [Member] | Customer G [Member]
Product Information [Line Items]
Revenue				$ 1,500,000
Concentration Risk, Percentage				13.40%
Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 1,094,275	$ 8,500,000	$ 6,900,000	$ 3,100,000
Concentration Risk, Percentage	66.50%	66.50%	50.10%	27.70%
Revenue Benchmark [Member] | Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage	66.50%	66.50%
Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Revenue
Accounts Receivable [Member] | Customer E [Member]
Product Information [Line Items]
Revenue	$ 102,991	$ 800,000
Concentration Risk, Percentage	44.60%	44.60%
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Revenue
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Revenue
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer D [Member]
Product Information [Line Items]
Revenue	$ 23,173	$ 180,000		$ 600,000
Concentration Risk, Percentage	10.00%	10.00%		30.20%
Accounts Receivable [Member] | Customer F [Member]
Product Information [Line Items]
Revenue
Accounts Receivable [Member] | Customer G [Member]
Product Information [Line Items]
Revenue
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 182,241	$ 1,415,588	$ 1,662,436	$ 1,436,403
Concentration Risk, Percentage	78.90%	78.90%	72.20%	72.20%
Accounts Receivable [Member] | Customer H [Member]
Product Information [Line Items]
Revenue	$ 56,077	$ 435,588	$ 819,940
Concentration Risk, Percentage	24.30%	24.30%	35.60%
Accounts Receivable [Member] | Customer I [Member]
Product Information [Line Items]
Revenue			$ 842,496
Concentration Risk, Percentage			36.60%
Accounts Receivable [Member] | Customer J [Member]
Product Information [Line Items]
Revenue				$ 336,403
Concentration Risk, Percentage				16.90%
Accounts Receivable [Member] | Customer K [Member]
Product Information [Line Items]
Revenue				$ 500,000
Concentration Risk, Percentage				25.10%